Columbia Variable Portfolio – Small Cap Value Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.9%
Issuer	Shares	Value ($)
Communication Services 3.4%
Diversified Telecommunication Services 0.2%
Bandwidth, Inc., Class A(a)	52,060	867,840
Entertainment 0.5%
Gaia, Inc.(a)	146,788	868,985
Playstudios, Inc.(a)	516,317	497,007
Vivid Seats, Inc., Class A(a)	46,405	771,251
Total		2,137,243
Interactive Media & Services 0.7%
Webtoon Entertainment, Inc.(a)	152,186	2,953,930
Media 1.0%
Cable One, Inc.	7,684	1,360,452
Criteo SA, ADR(a)	84,410	1,907,666
Ibotta, Inc.(a)	30,676	854,327
Total		4,122,445
Wireless Telecommunication Services 1.0%
Telephone and Data Systems, Inc.	99,976	3,923,058
Total Communication Services		14,004,516
Consumer Discretionary 12.2%
Automobile Components 1.4%
Gentherm, Inc.(a)	59,473	2,025,650
Visteon Corp.	31,315	3,753,416
Total		5,779,066
Automobiles 0.4%
Winnebago Industries, Inc.	45,740	1,529,546
Broadline Retail 0.8%
Savers Value Village, Inc.(a)	264,640	3,506,480
Distributors 0.3%
A-Mark Precious Metals, Inc.	43,660	1,129,484
Educational Development Corp.(a)	73,074	97,189
Total		1,226,673
Diversified Consumer Services 0.7%
American Public Education, Inc.(a)	40,148	1,584,642
Kindercare Learning Cos, Inc.(a)	168,044	1,115,812
Total		2,700,454
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure 0.2%
Jack in the Box, Inc.	38,498	761,105
Household Durables 2.8%
Beazer Homes USA, Inc.(a)	42,210	1,036,255
Cavco Industries, Inc.(a)	3,418	1,984,935
Century Communities, Inc.	29,760	1,885,891
Hamilton Beach Brands Holding Co.	73,820	1,060,793
Helen of Troy Ltd.(a)	81,170	2,045,484
Hooker Furnishings Corp.	55,510	563,427
Legacy Housing Corp.(a)	66,794	1,837,503
Lifetime Brands, Inc.	156,692	606,398
Universal Electronics, Inc.(a)	136,368	635,475
Total		11,656,161
Leisure Products 1.5%
Malibu Boats, Inc., Class A(a)	50,045	1,623,960
Polaris, Inc.	54,873	3,189,768
YETI Holdings, Inc.(a)	42,494	1,409,951
Total		6,223,679
Specialty Retail 2.3%
Advance Auto Parts, Inc.	35,787	2,197,322
America’s Car-Mart, Inc.(a)	28,540	833,653
Brilliant Earth Group, Inc., Class A	125,274	259,317
Designer Brands, Inc.	208,367	737,619
National Vision Holdings, Inc.(a)	112,203	3,275,206
Stitch Fix, Inc., Class A(a)	159,347	693,159
Zumiez, Inc.(a)	70,460	1,381,721
Total		9,377,997
Textiles, Apparel & Luxury Goods 1.8%
Carter’s, Inc.	51,720	1,459,538
Culp, Inc.(a)	143,469	639,872
Fossil Group, Inc.(a)	383,267	984,996
Movado Group, Inc.	86,979	1,649,992
Steven Madden Ltd.	84,804	2,839,238
Total		7,573,636
Total Consumer Discretionary		50,334,797

Columbia Variable Portfolio – Small Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 4.3%
Beverages 0.8%
Boston Beer Co., Inc. (The), Class A(a)	8,751	1,850,136
MGP Ingredients, Inc.	55,376	1,339,546
Total		3,189,682
Consumer Staples Distribution & Retail 0.5%
Andersons, Inc. (The)	55,367	2,204,160
Food Products 1.9%
Dole PLC	156,890	2,108,602
Hain Celestial Group, Inc. (The)(a)	324,493	512,699
John B. Sanfilippo & Son, Inc.	19,190	1,233,533
Simply Good Foods Co. (The)(a)	90,420	2,244,224
TreeHouse Foods, Inc.(a)	89,350	1,805,764
Total		7,904,822
Personal Care Products 1.1%
Coty, Inc., Class A(a)	618,078	2,497,035
Edgewell Personal Care Co.	73,840	1,503,383
Honest Co., Inc. (The)(a)	172,021	633,037
Total		4,633,455
Total Consumer Staples		17,932,119
Energy 7.0%
Energy Equipment & Services 2.2%
Atlas Energy Solutions, Inc.	164,500	1,870,365
DMC Global Inc(a)	111,064	938,491
Natural Gas Services Group, Inc.	81,760	2,288,462
Pason Systems, Inc.	146,819	1,274,394
ProPetro Holding Corp.(a)	182,752	957,620
Tetra Technologies, Inc.(a)	295,278	1,697,849
Total		9,027,181
Oil, Gas & Consumable Fuels 4.8%
Ardmore Shipping Corp.	89,550	1,062,958
Delek U.S. Holdings, Inc.	84,710	2,733,592
Green Plains, Inc.(a)	136,740	1,201,945
Infinity Natural Resources, Inc., Class A(a)	17,986	235,796
PBF Energy, Inc., Class A	134,200	4,048,814
Ring Energy, Inc.(a)	804,662	877,082
Scorpio Tankers, Inc.	62,680	3,513,214
Talos Energy, Inc.(a)	265,450	2,545,665
Common Stocks (continued)
Issuer	Shares	Value ($)
Teekay Tankers Ltd., Class A	48,480	2,450,664
W&T Offshore, Inc.	631,540	1,149,403
Total		19,819,133
Total Energy		28,846,314
Financials 19.4%
Banks 8.5%
Banc of California, Inc.	193,660	3,205,073
Bank of Marin Bancorp	55,506	1,347,686
BankUnited, Inc.	90,152	3,440,200
Central Pacific Financial Corp.	47,899	1,453,256
CNB Financial Corp.	44,264	1,071,189
Columbia Banking System, Inc.	118,442	3,048,697
Community West Bancshares	48,359	1,007,802
First Community Corp.	36,243	1,022,777
First Financial Corp.	19,404	1,095,162
Heritage Financial Corp.	38,109	921,857
Hilltop Holdings, Inc.	88,550	2,959,341
Mechanics Bancorp(a)	111,727	1,487,086
MVB Financial Corp.	30,269	758,541
Northrim BanCorp, Inc.	41,420	897,157
Provident Financial Holdings, Inc.	47,293	744,865
Riverview Bancorp, Inc.	153,225	822,818
Sierra Bancorp	32,050	926,565
Southern First Bancshares, Inc.(a)	43,864	1,935,280
Towne Bank	74,317	2,569,139
WaFd, Inc.	101,473	3,073,617
Western New England Bancorp, Inc.	117,251	1,408,184
Total		35,196,292
Capital Markets 0.8%
StoneX Group, Inc.(a)	31,589	3,187,962
Consumer Finance 0.3%
PROG Holdings, Inc.	47,208	1,527,651
Financial Services 5.7%
Alerus Financial Corp.	60,895	1,348,215
Banco Latinoamericano de Comercio Exterior SA, Class E	47,781	2,196,493
Essent Group Ltd.	83,273	5,292,832
EVERTEC, Inc.	69,676	2,353,655
Flywire Corp.(a)	170,460	2,308,029
Columbia Variable Portfolio – Small Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pagseguro Digital Ltd., Class A	185,440	1,854,400
Payoneer Global, Inc.(a)	322,507	1,951,167
PennyMac Financial Services, Inc.	34,970	4,332,084
Security National Financial Corp., Class A(a)	91,758	795,542
Western Union Co. (The)	125,670	1,004,103
Total		23,436,520
Insurance 2.2%
F&G Annuities & Life, Inc.	98,789	3,089,132
Global Indemnity Group LLC	56,164	1,631,559
Greenlight Capital Re Ltd., Class A(a)	102,373	1,300,137
Horace Mann Educators Corp.	54,614	2,466,914
Neptune Insurance Holdings, Inc., Class A(a)	28,019	560,380
Total		9,048,122
Mortgage Real Estate Investment Trusts (REITS) 1.9%
ARMOUR Residential REIT, Inc.	170,380	2,545,477
Dynex Capital, Inc.	177,670	2,183,564
Orchid Island Capital, Inc.	176,170	1,234,952
Two Harbors Investment Corp.	187,790	1,853,487
Total		7,817,480
Total Financials		80,214,027
Health Care 10.2%
Biotechnology 1.4%
Annexon, Inc.(a)	310,621	947,394
Apellis Pharmaceuticals, Inc.(a)	92,558	2,094,588
Atossa Therapeutics, Inc.(a)	474,260	411,183
Compass Pathways PLC, ADR(a)	89,750	514,267
Olema Pharmaceuticals, Inc.(a)	175,034	1,713,583
Total		5,681,015
Health Care Equipment & Supplies 2.2%
Avanos Medical, Inc.(a)	78,010	901,796
Embecta Corp.	94,613	1,334,989
Inogen, Inc.(a)	128,723	1,051,667
Neogen Corp.(a)	367,250	2,096,997
Teleflex, Inc.	30,200	3,695,272
Total		9,080,721
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 3.1%
Acadia Healthcare Co., Inc.(a)	87,780	2,173,433
Ardent Health, Inc.(a)	170,256	2,255,892
Astrana Health, Inc.(a)	50,790	1,439,896
Castle Biosciences, Inc.(a)	38,415	874,710
Enhabit, Inc.(a)	138,300	1,107,783
Fulgent Genetics, Inc.(a)	79,352	1,793,355
PACS Group, Inc.(a)	218,561	3,000,843
Viemed Healthcare, Inc.(a)	3,632	24,661
Total		12,670,573
Health Care Technology 0.7%
Teladoc Health, Inc.(a)	238,580	1,844,224
TruBridge, Inc.(a)	46,665	941,233
Total		2,785,457
Life Sciences Tools & Services 1.5%
Azenta, Inc.(a)	65,670	1,886,042
Bruker Corp.	60,810	1,975,717
Codexis, Inc.(a)	388,480	947,891
Maravai LifeSciences Holdings, Inc., Class A(a)	262,572	753,582
Quanterix Corp.(a)	130,115	706,525
Total		6,269,757
Pharmaceuticals 1.3%
ANI Pharmaceuticals, Inc.(a)	21,849	2,001,368
Perrigo Co. PLC	123,210	2,743,887
Phathom Pharmaceuticals, Inc.(a)	71,483	841,355
Total		5,586,610
Total Health Care		42,074,133
Industrials 15.7%
Aerospace & Defense 1.7%
Astronics Corp.(a)	65,480	2,986,543
Moog, Inc., Class A	18,668	3,876,783
Total		6,863,326
Air Freight & Logistics 0.3%
Radiant Logistics, Inc.(a)	213,306	1,258,505
Building Products 1.0%
UFP Industries, Inc.	44,156	4,128,144

Columbia Variable Portfolio – Small Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 1.2%
ACCO Brands Corp.	154,703	617,265
Healthcare Services Group, Inc.(a)	116,650	1,963,220
HNI Corp.	50,873	2,383,400
Total		4,963,885
Electrical Equipment 1.6%
GrafTech International Ltd.(a)	62,439	800,468
NEXTracker, Inc., Class A(a)	35,190	2,603,708
Shoals Technologies Group, Inc., Class A(a)	251,870	1,866,357
Thermon(a)	56,162	1,500,648
Total		6,771,181
Ground Transportation 2.0%
ArcBest Corp.	37,360	2,610,343
Heartland Express, Inc.	94,277	790,041
Knight-Swift Transportation Holdings, Inc.	44,630	1,763,332
Marten Transport Ltd.	113,070	1,205,326
Werner Enterprises, Inc.	79,460	2,091,387
Total		8,460,429
Machinery 4.4%
Energy Recovery, Inc.(a)	62,707	966,942
Gates Industrial Corp. PLC(a)	155,770	3,866,211
Greenbrier Companies, Inc. (The)	35,556	1,641,621
Hurco Companies, Inc.(a)	42,904	746,530
JBT Marel Corp.	36,830	5,172,773
Mayville Engineering Co., Inc.(a)	55,500	763,680
Nano Dimension Ltd., ADR(a)	772,871	1,213,407
Omega Flex, Inc.	23,525	733,627
Taylor Devices, Inc.(a)	16,530	810,962
Twin Disc, Inc.	67,505	941,020
Wabash National Corp.	134,150	1,324,061
Total		18,180,834
Marine Transportation 1.6%
Costamare Bulkers Holdings Ltd.(a)	59,572	856,050
Costamare, Inc.	128,505	1,530,494
Kirby Corp.(a)	39,238	3,274,411
Safe Bulkers, Inc.	201,965	896,725
Total		6,557,680
Common Stocks (continued)
Issuer	Shares	Value ($)
Passenger Airlines 0.3%
Sun Country Airlines Holdings, Inc.(a)	105,638	1,247,585
Professional Services 1.3%
IBEX Ltd.(a)	44,646	1,809,056
Korn/Ferry International	50,270	3,517,895
Total		5,326,951
Trading Companies & Distributors 0.3%
BlueLinx Holdings, Inc.(a)	15,629	1,142,167
Total Industrials		64,900,687
Information Technology 6.8%
Communications Equipment 0.4%
Applied Optoelectronics, Inc.(a)	62,952	1,632,345
Electronic Equipment, Instruments & Components 4.2%
Airgain, Inc.(a)	112,508	488,285
Littelfuse, Inc.	14,110	3,654,631
Luna Innovations, Inc.(a)	439,777	466,164
Methode Electronics, Inc.	115,429	871,489
Powerfleet, Inc.(a)	180,329	944,924
Rogers Corp.(a)	23,850	1,918,971
Vishay Intertechnology, Inc.	184,580	2,824,074
Vishay Precision Group, Inc.(a)	52,526	1,683,458
Vontier Corp.	102,750	4,312,417
Total		17,164,413
IT Services 0.8%
ASGN, Inc.(a)	55,365	2,621,533
Grid Dynamics Holdings, Inc.(a)	108,930	839,850
Total		3,461,383
Semiconductors & Semiconductor Equipment 0.6%
Ichor Holdings Ltd.(a)	44,860	785,947
inTEST Corp.(a)	83,557	652,580
MagnaChip Semiconductor Corp.(a)	229,594	718,630
Valens Semiconductor Ltd.(a)	232,480	416,139
Total		2,573,296
Columbia Variable Portfolio – Small Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 0.8%
Cognyte Software Ltd.(a)	120,309	1,010,596
Expensify, Inc., Class A(a)	297,671	550,691
Mitek Systems, Inc.(a)	107,828	1,053,480
Upland Software, Inc.(a)	208,857	494,991
Total		3,109,758
Total Information Technology		27,941,195
Materials 7.8%
Chemicals 1.9%
Chemours Co. LLC (The)	125,870	1,993,781
Ecovyst, Inc.(a)	208,500	1,826,460
Koppers Holdings, Inc.	34,430	964,040
Minerals Technologies, Inc.	48,560	3,016,547
Total		7,800,828
Containers & Packaging 0.9%
Greif, Inc., Class A	40,231	2,404,204
Myers Industries, Inc.	91,570	1,551,196
Total		3,955,400
Metals & Mining 4.6%
Ampco-Pittsburgh Corp.(a)	188,749	432,235
Capstone Copper Corp.(a)	463,475	3,936,390
Centerra Gold, Inc.	268,370	2,875,186
Compass Minerals International, Inc.(a)	55,980	1,074,816
ERO Copper Corp.(a)	127,031	2,573,115
Ferroglobe PLC	304,199	1,384,106
Metallus, Inc.(a)	94,078	1,555,109
Torex Gold Resources, Inc.(a)	82,214	3,416,870
Vizsla Silver Corp.(a)	405,251	1,750,060
Total		18,997,887
Paper & Forest Products 0.4%
Clearwater Paper Corp.(a)	35,504	737,063
Magnera Corp.(a)	65,133	763,359
Total		1,500,422
Total Materials		32,254,537
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 11.7%
Diversified REITs 0.8%
American Assets Trust, Inc.	111,687	2,269,480
Armada Hoffler Properties, Inc.	140,760	986,727
Total		3,256,207
Health Care REITs 0.5%
Community Healthcare Trust, Inc.	61,200	936,360
Universal Health Realty Income Trust	23,800	932,246
Total		1,868,606
Hotel & Resort REITs 1.2%
Chatham Lodging Trust	125,300	840,763
Park Hotels & Resorts, Inc.	194,330	2,153,176
RLJ Lodging Trust	280,340	2,018,448
Total		5,012,387
Industrial REITs 0.9%
Americold Realty Trust, Inc.	300,575	3,679,038
Office REITs 3.5%
Brandywine Realty Trust	340,260	1,418,884
COPT Defense Properties	118,310	3,438,089
Empire State Realty Trust, Inc., Class A	290,580	2,225,843
Highwoods Properties, Inc.	100,450	3,196,319
Kilroy Realty Corp.	54,890	2,319,102
Piedmont Realty Trust, Inc.	211,222	1,900,998
Total		14,499,235
Real Estate Management & Development 2.5%
Cushman & Wakefield PLC(a)	262,210	4,174,383
Douglas Elliman, Inc.(a)	299,958	857,880
Forestar Group, Inc.(a)	73,470	1,953,567
Newmark Group, Inc., Class A	188,352	3,512,765
Total		10,498,595
Retail REITs 1.4%
Macerich Co. (The)	270,250	4,918,550
Saul Centers, Inc.	28,796	917,729
Total		5,836,279
Specialized REITs 0.9%
PotlatchDeltic Corp.	89,522	3,648,022
Total Real Estate		48,298,369

Columbia Variable Portfolio – Small Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 1.4%
Gas Utilities 1.4%
National Fuel Gas Co.	22,895	2,114,811
RGC Resources, Inc.	65,047	1,459,655
UGI Corp.	60,250	2,003,915
Total		5,578,381
Total Utilities		5,578,381
Total Common Stocks (Cost $401,393,723)		412,379,075

Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(b),(c)	16,722	16,717
Total Money Market Funds (Cost $16,718)		16,717
Total Investments in Securities (Cost: $401,410,441)		412,395,792
Other Assets & Liabilities, Net		380,237
Net Assets		412,776,029
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	40,039	84,625,520	(84,648,841)	(1)	16,717	(41)	55,109	16,722
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Variable Portfolio – Small Cap Value Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7024_12_D01_(11/25)